VALUE FUND

Schedule of Investments
December 31, 2019

Common Stocks - 96.3%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	15.9
Liberty Broadband Corp. - Series C*		500,000	62,875,000
Liberty SiriusXM Group - Series C*		575,000	27,680,500
Comcast Corp. - Class A		560,000	25,183,200
Liberty Global plc - Class C* (c)		850,000	18,525,750

Interactive Media & Services	11.0
Alphabet, Inc. - Class C*		42,000	56,154,840
Facebook, Inc. - Class A*		180,000	36,945,000
	26.9		227,364,290

Information Technology
Data Processing & Outsourced Services	7.6
Visa Inc. - Class A		175,000	32,882,500
Mastercard Inc. - Class A		105,000	31,351,950

Semiconductors	3.5
Analog Devices, Inc.		250,000	29,710,000

Systems Software	3.1
Oracle Corp.		500,000	26,490,000

Application Software	2.7
salesforce.com, inc.*		140,000	22,769,600

IT Consulting & Other Services	2.4
Accenture plc - Class A(c)		95,000	20,004,150
	19.3		163,208,200

Financials
Multi-Sector Holdings	7.4
Berkshire Hathaway Inc. - Class B*		275,000	62,287,500

Diversified Banks	3.7
JPMorgan Chase & Co.		225,000	31,365,000

Investment Banking & Brokerage	3.5
The Charles Schwab Corp.		625,000	29,725,000

Insurance Brokers	3.4
Aon plc - Class A(c)		140,000	29,160,600
	18.0		152,538,100

Consumer Discretionary
Internet & Direct Marketing Retail	6.9
Booking Holdings Inc.*		18,000	36,967,140
Amazon.com, Inc.*		11,500	21,250,160

Automotive Retail	2.7
CarMax, Inc.*		260,000	22,794,200

General Merchandise Stores	2.2
Dollar Tree, Inc.*		200,000	18,810,000
	11.8		99,821,500

Health Care
Health Care Services	3.9
Laboratory Corp. of America Holdings*		195,000	32,988,150

Life Sciences Tools & Services	3.8
Thermo Fisher Scientific Inc.		100,000	32,487,000

		$ Principal
	% of Net	Amount or
	Assets	Shares	$ Value
Health Care Equipment	3.4
Danaher Corp.		185,000	28,393,800
	11.1		93,868,950

Materials
Industrial Gases	3.8
Linde plc(c)		150,000	31,935,000

Construction Materials	3.1
Vulcan Materials Co.		185,000	26,638,150
	6.9		58,573,150

Consumer Staples
Distillers & Vintners	2.3
Diageo plc - Sponsored ADR(c)		115,000	19,368,300
Total Common Stocks (Cost $443,514,190)			814,742,490

Cash Equivalents - 3.9%

U.S. Treasury Bill 1.59% 1/21/20(a)		20,000,000	19,984,536

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(b)		12,782,849	12,782,849
Total Cash Equivalents (Cost $32,765,515)			32,767,385
Total Investments in Securities (Cost $476,279,705)			847,509,875
Other Liabilities in Excess of Other Assets - (0.2%)			(1,505,247)
Net Assets - 100%			846,004,628
Net Asset Value Per Share - Investor Class			46.88
Net Asset Value Per Share - Institutional Class			47.56

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2019.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
December 31, 2019

Common Stocks - 97.2%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	16.5
Liberty Broadband Corp.*
Series A		65,000	8,096,400
Series C		230,000	28,922,500
Liberty SiriusXM Group*
Series A		145,000	7,009,300
Series C		450,000	21,663,000
Liberty Global plc - Class C* (c)		800,000	17,436,000
Liberty Latin America Ltd. - Class C* (c)		837,261	16,293,099

Interactive Media & Services	7.7
Alphabet, Inc. - Class C*		22,250	29,748,695
Facebook, Inc. - Class A*		81,400	16,707,350
	24.2		145,876,344

Information Technology
Data Processing & Outsourced Services	9.6
Black Knight, Inc.*		310,000	19,988,800
Visa Inc. - Class A		105,000	19,729,500
Mastercard Inc. - Class A		60,000	17,915,400

Application Software	6.7
ACI Worldwide, Inc.*		450,000	17,048,250
Guidewire Software, Inc.*		125,000	13,721,250
Box, Inc. - Class A*		575,000	9,648,500

Semiconductors	5.5
Texas Instruments, Inc.		150,000	19,243,500
Marvell Technology Group Ltd.(c)		525,000	13,944,000

Systems Software	2.4
Oracle Corp.		275,000	14,569,500
	24.2		145,808,700

Financials
Multi-Sector Holdings	6.3
Berkshire Hathaway Inc. - Class B*		167,500	37,938,750

Mortgage REITs	3.3
Redwood Trust, Inc.		1,200,000	19,848,000

Investment Banking & Brokerage	2.7
The Charles Schwab Corp.		350,000	16,646,000

Insurance Brokers	2.4
Aon plc - Class A(c)		70,000	14,580,300

Property & Casualty Insurance	2.1
Markel Corp.*		11,000	12,574,870
	16.8		101,587,920

Consumer Discretionary
Internet & Direct Marketing Retail	6.9
Booking Holdings, Inc.*		7,500	15,402,975
Expedia Group, Inc.		130,000	14,058,200
Qurate Retail, Inc. - Series A*		1,465,000	12,349,950

Automotive Retail	2.9
CarMax, Inc.*		200,000	17,534,000

Distributors	2.7
LKQ Corp.*		450,000	16,065,000
	12.5		75,410,125

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	7.5
Summit Materials, Inc. - Class A*		675,000	16,132,500
Martin Marietta Materials, Inc.		55,000	15,380,200
Vulcan Materials Co.		95,000	13,679,050

Specialty Chemicals	2.2
Axalta Coating Systems Ltd.* (c)		450,000	13,680,000
	9.7		58,871,750

Industrials
Industrial Machinery	3.3
Colfax Corp.*		550,000	20,009,000

Aerospace & Defense	2.6
TransDigm Group, Inc.		27,500	15,400,000
	5.9		35,409,000

Health Care
Health Care Services	3.9
Laboratory Corp. of America Holdings*		140,000	23,683,800
Total Common Stocks (Cost $343,593,120)			586,647,639

Cash Equivalents - 2.8%

U.S. Treasury Bill 1.51% 2/04/20(a)		8,000,000	7,988,559

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(b)		8,895,883	8,895,883
Total Cash Equivalents (Cost $16,884,662)			16,884,442
Total Investments in Securities (Cost $360,477,782)			603,532,081
Other Liabilities in Excess of Other Assets - 0.0%			(35,634)
Net Assets - 100%			603,496,447
Net Asset Value Per Share - Investor Class			31.65
Net Asset Value Per Share - Institutional Class			32.14

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2019.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
December 31, 2019

Common Stocks - 97.0%
	% of Net
Information Technology	Assets	Shares	$ Value
Application Software	12.8
Intelligent Systems Corp.* †		1,880,905	75,123,346
Box, Inc. - Class A*		700,000	11,746,000

Data Processing & Outsourced Services	12.7
Mastercard Inc. - Class A(c)		120,000	35,830,800
Visa Inc. - Class A		190,000	35,701,000
Black Knight, Inc.*		220,000	14,185,600

IT Consulting & Other Services	3.9
DXC Technology Co.		450,000	16,915,500
Perspecta Inc.		350,000	9,254,000

Semiconductors	3.1
Texas Instruments, Inc.(c)		165,000	21,167,850
	32.5		219,924,096

Communication Services
Cable & Satellite	16.7
Liberty Broadband Corp.* (c)
Series A		100,000	12,456,000
Series C		200,000	25,150,000
Liberty Global plc - Class C* (c) (d)		1,700,000	37,051,500
Liberty SiriusXM Group* (c)
Series A		200,000	9,668,000
Series C		425,000	20,459,500
Liberty Latin America Ltd. - Class C* (c) (d)		400,000	7,784,000

Interactive Media & Services	8.9
Alphabet, Inc. - Class C* (c)		27,000	36,099,540
Facebook, Inc. - Class A* (c)		120,000	24,630,000

Alternative Carriers	0.5
GCI Liberty, Inc. - Class A* (c)		50,000	3,542,500
	26.1		176,841,040

Financials
Multi-Sector Holdings	11.1
Berkshire Hathaway Inc. - Class B* (c)		330,000	74,745,000

Property & Casualty Insurance	5.1
Markel Corp.* (c)		30,000	34,295,100

Investment Banking & Brokerage	3.1
The Charles Schwab Corp.		450,000	21,402,000

Mortgage REITs	2.4
Redwood Trust, Inc.(c)		1,000,000	16,540,000
	21.7		146,982,100

Consumer Discretionary
Internet & Direct Marketing Retail	4.5
Amazon.com, Inc.* (c)		8,000	14,782,720
Qurate Retail, Inc. - Series A* (c)		900,000	7,587,000
Expedia Group, Inc.		70,000	7,569,800

Automotive Retail	1.4
CarMax, Inc.*		110,000	9,643,700
	5.9		39,583,220

		$ Principal
	% of Net	Amount
Health Care	Assets	or Shares	$ Value
Health Care Services	3.1
Laboratory Corp. of America Holdings* (c)		125,000	21,146,250

Materials
Construction Materials	2.5
Summit Materials, Inc. - Class A* (c)		700,000	16,730,000

Industrials
Industrial Machinery	2.2
Colfax Corp.* (c)		400,000	14,552,000

Other
Other	3.0
EverArc Holdings Ltd.* (d) (e)		1,500,000	20,250,000
Total Common Stocks (Cost $327,910,767)			656,008,706

Warrants - 0.1%

EverArc Holdings Ltd.* (d) (e) (f) (Cost $15,000)		1,500,000	562,500

Cash Equivalents - 2.7%

U.S. Treasury Bill 1.59% 1/21/20(a)		10,000,000	9,992,268

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(b)		8,047,405	8,047,405
Total Cash Equivalents (Cost $18,038,739)			18,039,673
Total Investments in Securities (Cost $345,964,506)			674,610,879
Due From Broker(c) - 19.4%			131,412,183
Securities Sold Short - (19.0%)			(128,638,250)
Other Liabilities in Excess of Other Assets - (0.2%)			(1,082,975)
Net Assets - 100%			676,301,837
Net Asset Value Per Share - Investor Class			15.34
Net Asset Value Per Share - Institutional Class			16.02

Securities Sold Short - (19.0%)

Dollar General Corp.		25,000	(3,899,500)
Invesco QQQ Trust, Series 1		35,000	(7,441,350)
Sirius XM Holdings, Inc.		1,100,000	(7,865,000)
SPDR S&P 500 ETF Trust		340,000	(109,432,400)
Total Securities Sold Short (proceeds $88,503,115)			(128,638,250)

* Non-income producing
† Non-controlled affiliate
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2019.
(c) Fully or partially pledged as collateral on securities sold short.
(d) Foreign domiciled entity
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
December 31, 2019

Common Stocks - 95.9%
	% of Net
Communication Services	Assets	Shares	$ Value
Cable & Satellite	18.3
Liberty Broadband Corp.*
Series A		27,500	3,425,400
Series C		145,000	18,233,750
Liberty SiriusXM Group*
Series A		50,000	2,417,000
Series C		180,000	8,665,200
Liberty Latin America Ltd. - Class C* (c)		375,000	7,297,500
Liberty Global plc - Class C* (c)		250,000	5,448,750

Integrated Telecommunication Services	5.5
LICT Corp.*		765	13,693,500

Alternative Carriers	3.4
GCI Liberty, Inc. - Class A*		120,000	8,502,000

Movies & Entertainment	2.8
Liberty Formula One Group*
Series A		27,500	1,203,950
Series C		50,000	2,298,250
Liberty Braves Group*
Series A		11,000	326,150
Series C		105,000	3,101,700
	30.0		74,613,150

Information Technology
Application Software	8.9
ACI Worldwide, Inc.*		250,000	9,471,250
Guidewire Software, Inc.*		70,000	7,683,900
Box, Inc. - Class A*		300,000	5,034,000

Data Processing & Outsourced Services	3.6
Black Knight, Inc.*		140,000	9,027,200

IT Consulting & Other Services	2.2
Perspecta Inc.		200,000	5,288,000

Semiconductors	1.9
Marvell Technology Group Ltd.(c)		175,000	4,648,000
	16.6		41,152,350

Consumer Discretionary
Internet & Direct Marketing Retail	5.8
Expedia Group, Inc.		85,000	9,191,900
Qurate Retail, Inc. - Series A*		600,000	5,058,000

Automotive Retail	3.5
CarMax, Inc.*		100,000	8,767,000

Distributors	3.2
LKQ Corp.*		225,000	8,032,500
	12.5		31,049,400

Industrials
Industrial Machinery	7.5
Colfax Corp.*		280,000	10,186,400
Gardner Denver Holdings, Inc.*		230,000	8,436,400

Building Products	2.0
Fortune Brands Home & Security, Inc.		75,000	4,900,500
	9.5		23,523,300

		$ Principal
	% of Net	Amount
Materials	Assets	or Shares	$ Value
Construction Materials	5.1
Summit Materials, Inc. - Class A*		325,000	7,767,500
Vulcan Materials Co.		35,000	5,039,650

Specialty Chemicals	3.7
Axalta Coating Systems Ltd.* (c)		300,000	9,120,000
	8.8		21,927,150

Financials
Mortgage REITs	3.9
Redwood Trust, Inc.		580,000	9,593,200

Property & Casualty Insurance	2.5
Markel Corp.*		5,500	6,287,435

Regional Banks	1.8
First Hawaiian, Inc.		160,000	4,616,000
	8.2		20,496,635

Health Care
Health Care Services	4.3
Laboratory Corp. of America Holdings*		63,000	10,657,710

Real Estate
Office REITs	3.3
Equity Commonwealth		250,000	8,207,500

Other
Other	2.7
EverArc Holdings Ltd.* (c) (d)		500,000	6,750,000
Total Common Stocks (Cost $137,636,811)			238,377,195

Warrants - 0.1%

EverArc Holdings Ltd.* (c) (d) (e) (Cost $5,000)		500,000	187,500

Cash Equivalents - 4.1%

U.S. Treasury Bill 1.59% 1/21/20(a)		5,000,000	4,996,134

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(b)		5,270,256	5,270,256
Total Cash Equivalents (Cost $10,265,922)			10,266,390
Total Investments in Securities (Cost $147,907,733)			248,831,085
Other Liabilities in Excess of Other Assets - (0.1%)			(263,141)
Net Assets - 100%			248,567,944
Net Asset Value Per Share			53.66

* Non-income producing
(a) Interest rate presented represents the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2019.
(c) Foreign domiciled entity
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) The expiration date has yet to be determined but will be set based on the terms outlined in the prospectus.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
December 31, 2019

Common Stocks - 41.0%
	% of Net
Information Technology	Assets	Shares	$ Value
Data Processing & Outsourced Services	3.9
Visa Inc. - Class A		15,000	2,818,500
Mastercard Inc. - Class A		9,250	2,761,958

Systems Software	3.3
Microsoft Corp.		17,500	2,759,750
Oracle Corp.		38,000	2,013,240

Semiconductors	2.6
Analog Devices, Inc.		17,500	2,079,700
Texas Instruments, Inc.		12,500	1,603,625

Application Software	1.3
Guidewire Software, Inc.*		17,500	1,920,975

IT Consulting & Other Services	1.2
Accenture plc - Class A(d)		8,000	1,684,560
	12.3		17,642,308

Financials
Multi-Sector Holdings	2.7
Berkshire Hathaway Inc. - Class B*		17,000	3,850,500

Diversified Banks	1.8
JPMorgan Chase & Co.		18,500	2,578,900

Insurance Brokers	1.7
Aon plc - Class A(d)		12,000	2,499,480

Investment Banking & Brokerage	1.7
The Charles Schwab Corp.		50,000	2,378,000

Mortgage REITs	1.4
Redwood Trust, Inc.		125,000	2,067,500

Property & Casualty Insurance	1.1
Markel Corp.*		1,400	1,600,438
	10.4		14,974,818

Materials
Construction Materials	2.9
Vulcan Materials Co.		15,000	2,159,850
Martin Marietta Materials, Inc.		7,000	1,957,480

Industrial Gases	1.9
Linde plc(d)		13,000	2,767,700

Specialty Chemicals	1.0
Axalta Coating Systems Ltd.* (d)		50,000	1,520,000
	5.8		8,405,030

Health Care
Life Sciences Tools & Services	2.3
Thermo Fisher Scientific Inc.		10,000	3,248,700

Health Care Services	1.8
Laboratory Corp. of America Holdings*		15,000	2,537,550

Health Care Equipment	1.6
Danaher Corp.		15,000	2,302,200
	5.7		8,088,450

		$ Principal
	% of Net	Amount
Communication Services	Assets	or Shares	$ Value
Cable & Satellite	3.4
Charter Communications, Inc. - Class A*		6,000	2,910,480
Comcast Corp. - Class A		45,000	2,023,650

Interactive Media & Services	1.9
Alphabet, Inc. - Class C*		2,000	2,674,040
	5.3		7,608,170

Consumer Staples
Distillers & Vintners	1.5
Diageo plc - Sponsored ADR(d)		12,500	2,105,250
Total Common Stocks (Cost $33,058,309)			58,824,026

Corporate Bonds - 9.5%

Aon plc 5.0% 9/30/20		895,000	914,280

Bank of America Corp. 2.25% 4/21/20		1,000,000	1,000,989

Berkshire Hathaway Inc. Finance Corp. 4.25% 1/15/21		300,000	307,575

Broadcom Corp. 2.2% 1/15/21		1,000,000	1,000,830

EOG Resources, Inc. 4.4% 6/01/20		300,000	303,001

Fidelity National Information Services, Inc. 3.625% 10/15/20		2,231,000	2,256,287

First Republic Bank 2.5% 6/06/22		1,000,000	1,009,704

FLIR Systems, Inc. 3.125% 6/15/21		825,000	831,716

Goldman Sachs Group, Inc. 2.6% 12/27/20		500,000	501,087

JPMorgan Chase & Co.
2.435% 3/09/21 Floating Rate (Qtrly LIBOR + 55)		750,000	750,270
3.375% 5/01/23		500,000	519,626

Manufacturers & Traders Trust Co. 2.625% 1/25/21		425,000	427,851

Markel Corp.
4.9% 7/01/22		410,000	436,141
3.625% 3/30/23		500,000	522,946

U.S. Bancorp
2.35% 1/29/21		1,000,000	1,005,566
2.4% 7/30/24		500,000	506,693

Wells Fargo & Co. 4.6% 4/01/21		1,250,000	1,290,832
Total Corporate Bonds (Cost $13,498,317)			13,585,394

Asset-Backed Securities - 4.5%

Commercial Credit Group Receivables Trust (CCG)(c)
2017-1 CL B — 2.75% 11/14/23		500,000	500,575
2019-2 CL A2 — 2.11% 3/15/27		500,000	499,920

Dell Equipment Finance Trust (DEFT)(c)
2017-1 CL C — 2.95% 4/22/22		186,086	186,229
2017-2 CL C — 2.73% 10/24/22		500,000	501,864

	$ Principal
	Amount	$ Value
DT Auto Owner Trust (DTAOT)(c)
2016-4A CL D — 3.77% 10/17/22	204,096	205,046

Enterprise Fleet Financing LLC (EFF)(c)
2019-2 CL A1 — 2.26663% 8/20/20	205,302	205,344
2017-2 CL A3 — 2.22% 1/20/23	500,000	500,693
2019-2 CL A2 — 2.29% 2/20/25	400,000	401,392

Exeter Automobile Receivables Trust (EART)(c)
2019-3A CL A — 2.59% 9/15/22	167,701	168,015

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(c)
2019-1A CL A2 — 2.19% 9/20/29	250,000	250,521

Marlette Funding Trust (MFT)(c)
2019-2A CL A — 3.13% 7/16/29	345,235	347,506
2019-3A CL A — 2.69% 9/17/29	375,446	376,902

Prosper Marketplace Issuance Trust (PMIT)(c)
2019-3A CL A — 3.19% 7/15/25	341,344	343,117

Securitized Term Auto Receivables Trust (SSTRT)(c) (d)
2019-CRTA CL B — 2.453% 3/25/26	231,924	231,600

Social Professional Loan Program LLC (SOFI)(c)
2018-A CL A2A — 2.39% 2/25/42	597,622	598,881

SoFi Consumer Loan Program LLC (SCLP)(c)
2019-2 CL A — 3.01% 4/25/28	336,118	338,684
2019-3 CL A — 2.9% 5/25/28	362,975	365,300

Upstart Securitization Trust (UPST)(c)
2017-2 CL B — 3.748% 3/20/25	115,298	115,489
2018-1 CL C — 4.997% 8/20/25	390,835	394,404
Total Asset-Backed Securities (Cost $6,515,230)		6,531,482

Mortgage-Backed Securities - 4.5%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	40,401	41,769

Pass-Through Securities
J14649 — 3.5% 4/01/26	72,154	74,803
E02948 — 3.5% 7/01/26	108,559	112,563
J16663 — 3.5% 9/01/26	70,341	72,950
ZS8692 — 2.5% 4/01/33	404,977	409,517
		711,602

Federal National Mortgage Association
Pass-Through Securities
MA0464 — 3.5% 6/01/20	5,554	5,753
AR8198 — 2.5% 3/01/23	75,461	76,106
MA1502 — 2.5% 7/01/23	65,640	66,202
995755 — 4.5% 5/01/24	8,840	9,218
AB1769 — 3.0% 11/01/25	63,919	65,944
AB3902 — 3.0% 11/01/26	118,557	121,663
AK3264 — 3.0% 2/01/27	94,173	96,641
MA3189 — 2.5% 11/01/27	454,670	458,631
MA3791 — 2.5% 9/01/29	931,473	944,216
BM5708 — 3.0% 12/01/29	421,263	431,679
MA3540 — 3.5% 12/01/33	437,076	452,798
		2,728,851

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	118,665	122,157

	$ Principal
	Amount	$ Value
Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(c) (e)
2014-5 CL A1 — 2.979558% 10/25/29	176,653	177,968
2017-3 CL 2A2 — 2.5% 8/25/47	694,845	693,624

Sequoia Mortgage Trust (SEMT)(c) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	218,643	219,725
2018-CH2 CL A12 — 4.0% 6/25/48	349,085	352,271
2018-CH4 CL A10 — 4.5% 10/25/48	375,033	376,351
2019-CH2 CL A1 — 4.5% 8/25/49	380,702	387,203
2019-CH3 CL A10 — 4.0% 9/25/49	448,925	457,720
2019-4 CL A4 — 3.5% 11/25/49	293,245	297,742
		2,962,604
Total Mortgage-Backed Securities (Cost $6,511,229)		6,525,214

U.S. Treasury - 35.4%

U.S. Treasury Notes
1.25% 1/31/20	1,000,000	999,686
1.375% 2/15/20	2,500,000	2,499,154
1.375% 4/30/20	1,000,000	999,093
1.5% 5/15/20	1,000,000	999,529
1.5% 6/15/20	2,000,000	1,999,386
1.375% 8/31/20	1,000,000	998,366
2.0% 9/30/20	1,000,000	1,002,619
1.625% 10/15/20	2,000,000	1,999,840
1.75% 10/31/20	2,000,000	2,001,706
2.0% 11/30/20	2,000,000	2,006,530
1.125% 2/28/21	2,000,000	1,988,277
2.0% 2/28/21	1,000,000	1,004,099
2.375% 4/15/21	1,000,000	1,009,634
1.375% 5/31/21	2,000,000	1,993,849
2.625% 6/15/21	1,000,000	1,014,497
1.125% 8/31/21	2,000,000	1,984,562
1.5% 9/30/21	2,000,000	1,996,764
1.875% 11/30/21	2,000,000	2,011,376
1.75% 2/28/22	2,000,000	2,007,177
1.75% 4/30/22	2,000,000	2,007,131
1.875% 4/30/22	1,000,000	1,006,322
2.125% 6/30/22	2,000,000	2,025,962
1.875% 7/31/22	1,000,000	1,006,819
2.0% 7/31/22	1,000,000	1,010,044
1.875% 8/31/22	2,000,000	2,014,100
2.0% 11/30/22	1,000,000	1,010,943
2.0% 2/15/23	1,000,000	1,011,375
2.5% 3/31/23	2,000,000	2,054,618
1.625% 5/31/23	2,000,000	1,999,123
2.5% 8/15/23	2,000,000	2,058,999
2.125% 11/30/23	2,000,000	2,034,430
2.0% 4/30/24	1,000,000	1,013,035
Total U.S. Treasury (Cost $50,272,072)		50,769,045

	$ Principal
Cash Equivalents - 4.8%	Amount
	or Shares	$ Value
U.S. Treasury Bills, 1.53% to 1.59%, 1/07/20 to 1/21/20(a)	6,000,000	5,996,993

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(b)	968,402	968,402
Total Cash Equivalents (Cost $6,964,919)		6,965,395
Total Investments in Securities (Cost $116,820,076)		143,200,556
Other Assets Less Other Liabilities - 0.3%		415,799
Net Assets - 100%		143,616,355
Net Asset Value Per Share - Investor Class		14.71
Net Asset Value Per Share - Institutional Class		14.71

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at December 31, 2019.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
December 31, 2019

Corporate Bonds - 24.9%	$ Principal
	Amount	$ Value
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	366,000	393,113

American Tower Corp. 2.95% 1/15/25	500,000	511,419

Ashtead U.S. Holdings, Inc. 4.0% 5/01/28(b) (c)	250,000	253,125

Beacon Roofing Supply, Inc. 4.875% 11/01/25(b)	100,000	100,709

Berkshire Hathaway Inc. Finance Corp. 4.25% 1/15/49	500,000	592,167

Boston Properties LP 3.125% 9/01/23	555,000	572,743

Broadcom Corp. 3.125% 1/15/25	350,000	354,308

CA, Inc. 3.6% 8/15/22	150,000	153,446

Calumet Specialty Products Partners LP 7.625% 1/15/22	357,000	358,004

Carlisle Companies Inc.
3.5% 12/01/24	532,000	552,487
3.75% 12/01/27	500,000	523,497

CenturyLink, Inc.
5.625% 4/01/20	250,000	251,860
6.75% 12/01/21 (Qwest Corp.)	1,250,000	1,345,347

Charter Communications, Inc.
CCO Holdings, LLC
5.125% 5/01/23(b)	300,000	306,815
Operating, LLC
4.2% 3/15/28	650,000	692,692

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,064,585

Comcast Corp. 3.95% 10/15/25	500,000	545,687

CommScope Holding Company, Inc. 5.0% 6/15/21	110,000	110,374

Computer Sciences Corp. 4.45% 9/15/22	500,000	525,354

Cox Communications, Inc. 3.5% 8/15/27(b)	842,000	880,300

Discovery, Inc. 2.95% 3/20/23	750,000	764,384

Dollar Tree, Inc. 3.7% 5/15/23	75,000	78,126

EPR Properties 4.75% 12/15/26	250,000	273,199

EQT Corp. 3.0% 10/01/22	500,000	491,306

Equifax Inc. 2.3% 6/01/21	100,000	100,306

Equinix, Inc. 5.375% 5/15/27	500,000	543,940

Expedia Group, Inc. 3.8% 2/15/28	750,000	764,936

FLIR Systems, Inc. 3.125% 6/15/21	400,000	403,256

frontdoor, inc. 6.75% 8/15/26(b)	144,000	157,370

General Electric Co.
4.65% 10/17/21	591,000	616,169
2.7% 10/09/22	245,000	248,337

	$ Principal
	Amount	$ Value
JPMorgan Chase & Co. 2.435% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	150,000	150,054

L Brands, Inc.
5.625% 2/15/22	40,000	42,171
6.875% 11/01/35	500,000	448,388
6.75% 7/01/36	100,000	88,010

Lexington Realty Trust 4.4% 6/15/24	610,000	634,421

Markel Corp.
4.9% 7/01/22	250,000	265,940
3.625% 3/30/23	200,000	209,178
3.5% 11/01/27	550,000	569,566

Marvell Technology Group Ltd. 4.2% 6/22/23(c)	300,000	316,797

Micron Technology, Inc. 4.185% 2/15/27	500,000	535,281

Molex Electronics Technologies, LLC 3.9% 4/15/25(b)	300,000	309,592

MPLX LP
6.25% 10/15/22(b)	1,000,000	1,019,800
4.875% 6/01/25	190,000	207,513

MSCI Inc. 4.75% 8/01/26(b)	150,000	157,473

NGL Energy Partners LP
7.5% 11/01/23	1,258,000	1,265,825
6.125% 3/01/25	290,000	274,170

NXP BV 4.625% 6/01/23(b) (c)	100,000	106,922

PDC Energy, Inc. 6.125% 9/15/24	500,000	507,708

Physicians Realty Trust 4.3% 3/15/27	575,000	614,619

Plains All American Pipeline, LP 3.55% 12/15/29	500,000	493,151

QVC, Inc. 4.375% 3/15/23	500,000	516,121

RELX plc 3.5% 3/16/23	770,000	800,639

Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	1,075,000	1,139,946

Sirius XM Radio Inc. 3.875% 8/01/22(b)	500,000	511,871

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	305,375	308,475

STORE Capital Corp.
4.5% 3/15/28	503,000	550,204
4.625% 3/15/29	500,000	554,758

TC PipeLines LP 4.65% 6/15/21	160,000	164,197
Total Corporate Bonds (Cost $26,153,184)		27,292,151

Corporate Convertible Bonds - 1.5%

Redwood Trust, Inc.
4.75% 8/15/23	350,000	359,434
5.625% 7/15/24	700,000	714,851
5.75% 10/01/25(b)	500,000	513,094
Total Corporate Convertible Bonds (Cost $1,543,529)		1,587,379

Asset-Backed Securities - 30.0%	$ Principal
	Amount	$ Value
American Credit Acceptance Receivables Trust (ACAR)(b)
2019-4 CL B — 2.43% 10/12/23	500,000	499,862

AmeriCredit Automobile Receivables Trust (AMCAR)
2017-1 CL D — 3.13% 1/18/23	69,000	69,808

Arivo Acceptance Auto Loan Receivables Trust (ARIVO)(b)
2019-1 CL A — 2.99% 7/15/24	1,066,928	1,066,344

Ascentium Equipment Receivables Trust (ACER)(b)
2017-1A CL D — 3.8% 1/10/24	216,000	219,117
2018-2A CL B — 3.76% 5/10/24	213,000	219,555
2016-2A CL E — 6.79% 10/10/24	422,000	428,417

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	415,893	416,320

BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	500,000	499,069

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 12/15/22	90,000	90,406
2017-2 CL C — 2.6% 2/15/23	53,000	53,206
2017-4 CL C — 2.7% 10/16/23	51,000	51,467

Carvana Auto Receivables Trust (CRVNA)(b)
2019-1A CL C — 3.5% 2/15/24	700,000	712,461

Chesapeake Funding II LLC (CFII)(b)
2017-3A CL D — 3.38% 8/15/29	550,000	553,246

Commercial Credit Group Receivables Trust (CCG)(b)
2017-1 CL B — 2.75% 11/14/23	410,000	410,471
2018-1 CL B — 3.09% 6/16/25	620,000	624,816
2019-1 CL B — 3.22% 9/14/26	750,000	764,894

Conn Funding II, LP (CONN)(b)
2019-A CL A — 3.4% 10/16/23	274,381	276,549
2019-B CL A — 2.66% 6/17/24	459,923	460,712

Dell Equipment Finance Trust (DEFT)(b)
2017-2 CL B — 2.47% 10/24/22	200,000	200,276
2018-1 CL B — 3.34% 6/22/23	590,000	597,550
2018-2 CL C — 3.72% 10/22/23	225,000	230,896
2019-1 CL C — 3.14% 3/22/24	750,000	761,149

Drive Auto Receivables Trust (DRIVE)
2017-AA CL D — 4.16% 5/15/24(b)	290,000	293,994
2018-1 CL D — 3.81% 5/15/24	590,000	599,826

Driven Brands Funding, LLC (HONK)(b)
2019-2A CL A2 — 3.981% 10/20/49	500,000	501,045

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	49,566	49,797
2017-4A CL C — 2.86% 7/17/23	9,658	9,660
2019-3A CL D — 2.96% 4/15/25	1,000,000	1,000,851

Enterprise Fleet Financing LLC (EFF)(b)
2017-2 CL A2 — 1.97% 1/20/23	78,825	78,798
2019-2 CL A2 — 2.29% 2/20/25	500,000	501,740

	$ Principal
	Amount	$ Value
Exeter Automobile Receivables Trust (EART)(b)
2016-3A CL B — 2.84% 8/16/21	5,200	5,207
2016-2A CL C — 5.96% 2/15/22	228,633	229,996
2017-2A CL B — 2.82% 5/16/22	65,143	65,225
2019-3A CL A — 2.59% 9/15/22	167,701	168,015
2017-1A CL C — 3.95% 12/15/22	650,000	656,453
2018-2A CL C — 3.69% 3/15/23	150,000	151,523
2017-3A CL C — 3.68% 7/17/23	88,000	89,375

First Investors Auto Owners Trust (FIAOT)(b)
2015-2A CL D — 4.22% 12/15/21	287,000	288,589
2016-2A CL B — 2.21% 7/15/22	470,112	469,838
2016-2A CL C — 2.53% 7/15/22	116,000	116,085
2017-1A CL B — 2.67% 4/17/23	187,000	187,252
2017-1A CL C — 2.95% 4/17/23	505,000	507,624
2018-1A CL C — 3.69% 6/17/24	177,000	180,092

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	527,942	536,278

General Motors (GFORT)(b)
2017-1 CL C — 2.97% 1/18/22	100,000	100,020

GLS Auto Receivables Trust (GCAR)(b)
2018-2A CL A — 3.25% 4/18/22	495,010	496,161
2019-2A CL A — 3.06% 4/17/23	245,888	247,211
2019-3A CL A — 2.58% 7/17/23	207,194	207,541
2019-4A CL A — 2.47% 11/15/23	482,528	483,211

GM Financial Automobile Leasing Trust (GMALT)
2018-3 CL C — 3.7% 7/20/22	550,000	557,948

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A2 — 3.23% 5/10/32	303,680	305,804

Jersey Mike's Funding, LLC (JMIKE)(b)
2019-1A CL A2 — 4.433% 2/15/50	1,000,000	1,002,233

Marlette Funding Trust (MFT)(b)
2018-2A CL A — 3.06% 7/17/28	17,316	17,327
2018-3A CL A — 3.2% 9/15/28	88,285	88,463
2018-4A CL B — 4.21% 12/15/28	250,000	255,043
2019-2A CL B — 3.53% 7/16/29	500,000	507,112
2019-3A CL A — 2.69% 9/17/29	375,446	376,902
2019-4A CL A — 2.39% 12/17/29	465,910	466,331

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	332,854	332,092
2017-AA CL A4 — 2.41% 8/16/24	485,000	487,393

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	1,000,000	999,508

OneMain Direct Auto Receivables Trust (ODART)(b)
2017-2A CL C — 2.82% 7/15/24	285,000	285,669
2017-2A CL D — 3.42% 10/15/24	800,000	805,201

OneMain Financial Issuance Trust (OMFIT)(b)
2015-3A CL A — 3.63% 11/20/28	225,000	225,706

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	500,000	498,602
2019-1 CL D — 2.86% 10/15/24	500,000	496,071

	$ Principal
	Amount	$ Value
Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL A — 3.54% 4/15/25	199,377	200,094
2019-1A CL B — 4.03% 4/15/25	500,000	505,150
2019-3A CL A — 3.19% 7/15/25	341,344	343,117
2019-2A CL A — 3.2% 9/15/25	133,806	134,261

Santander Drive Auto Receivables Trust (SDART)
2015-4 CL D — 3.53% 8/16/21	58,931	59,034
2015-5 CL D — 3.65% 12/15/21	131,533	131,844
2017-1 CL C — 2.58% 5/16/22	59,464	59,507
2016-3 CL D — 2.8% 8/15/22	400,000	402,518

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL C — 2.849% 3/25/26	927,696	926,421

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL B — 2.82% 5/20/36	598,982	599,396

SoFi Consumer Loan Program LLC (SCLP)(b)
2016-2 CL A — 3.09% 10/27/25	73,059	73,326
2016-3 CL A — 3.05% 12/26/25	21,818	21,856
2017-1 CL A — 3.28% 1/26/26	15,694	15,744
2019-3 CL A — 2.9% 5/25/28	362,975	365,300

Upgrade Receivables Trust (UPGR)(b)
2018-1A CL C — 5.17% 11/15/24	100,000	101,335
2019-1A CL B — 4.09% 3/15/25	1,117,000	1,125,301

Upstart Securitization Trust (UPST)(b)
2017-2 CL B — 3.748% 3/20/25	57,649	57,744
2017-2 CL C — 5.59% 3/20/25	500,000	509,362
2018-1 CL C — 4.997% 8/20/25	1,221,360	1,232,513
2019-1 CL B — 4.19% 4/20/26	500,000	504,550

Verizon Owner Trust (VZOT)(b)
2017-2A CL C — 2.38% 12/20/21	100,000	100,145

Westlake Automobile Receivables Trust (WLAKE)(b)
2017-1A CL C — 2.7% 10/17/22	23,080	23,094
2018-1A CL C — 2.92% 5/15/23	188,000	188,507
Total Asset-Backed Securities (Cost $32,644,488)		32,815,522

Commercial Mortgage-Backed Securities - 10.0%

Argentic Real Estate Investment LLC (AREIT)(b)
2018-CRE1 CL C — 3.83975% 2/14/35
Floating Rate (Mthly LIBOR + 210)	298,000	298,559

BDS Ltd. (BDS)(b)
2018-FL1 CL B — 2.98738% 1/15/35
Floating Rate (Mthly LIBOR + 125)	670,967	670,801

BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 2.60738% 6/15/35
Floating Rate (Mthly LIBOR + 87)	403,323	402,808

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2018-RS06 CL D — 4.23738% 6/15/35
Floating Rate (Mthly LIBOR + 250)	1,500,000	1,502,887
2019-RS07 CL A — 2.73738% 4/15/36
Floating Rate (Mthly LIBOR + 100)	767,741	768,189

	$ Principal
	Amount	$ Value
GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 3.91463% 11/19/35
Floating Rate (Mthly LIBOR + 215)	1,028,000	1,029,285
2018-FL1 CL D — 4.71463% 11/21/35
Floating Rate (Mthly LIBOR + 295)	1,096,000	1,097,370

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	840,000	843,854

PFP Ltd. (PFP)(b) (c)
2019-5 CL C — 3.73975% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	501,010

ReadyCap Commercial Mortgage Trust (RCMT)(b)
2019-FL3 CL A — 2.792% 3/25/34
Floating Rate (Mthly LIBOR + 100)	673,000	673,474
2018-FL2 CL C — 3.692% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	749,068
2018-FL2 CL D — 4.492% 6/25/35
Floating Rate (Mthly LIBOR + 270)	750,000	750,027

RETL (RETL)(b)
2019-RVP CL C — 3.83975% 3/15/36
Floating Rate (Mthly LIBOR + 210)	1,250,000	1,254,725

VMC Finance LLC (VMC)(b)
2018-FL1 CL AS — 2.93738% 3/15/35
Floating Rate (Mthly LIBOR + 120)	400,000	399,490
Total Commercial Mortgage-Backed Securities (Cost $10,960,348)		10,941,547

Mortgage-Backed Securities - 4.5%

Federal Home Loan Mortgage Corporation
Pass-Through Securities
C91945 — 3.0% 8/1/37	898,047	921,941

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 12/01/25	51,091	52,423
MA3443 — 4.0% 8/01/48	709,744	737,698
		790,121

Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	236,818	236,918

Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2019-3A CL A1 — 2.964% 7/25/59	421,203	423,410
2019-4A CL A1 — 2.791% 10/25/59	488,324	489,573

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	226,753	230,894

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2016-3 CL 2A1 — 3.0% 10/25/46	228,219	232,185
2017-3 CL 2A2 — 2.5% 8/25/47	243,196	242,768
2018-6 CL 2A2 — 3.0% 12/25/48	219,281	222,154

Sequoia Mortgage Trust (SEMT)(b) (e)
2017-CH1 CL A11 — 3.5% 8/25/47	174,914	175,780
2018-CH2 CL A12 — 4.0% 6/25/48	349,085	352,271
2019-CH2 CL A1 — 4.5% 8/25/49	571,053	580,804
		3,186,757
Total Mortgage-Backed Securities (Cost $4,831,112)		4,898,819

	$ Principal
Taxable Municipal Bonds - 0.4%	Amount
	or Shares	$ Value
Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $401,637)	400,000	401,748

U.S. Treasury - 24.5%

U.S. Treasury Notes/Bonds
2.0% 2/15/25	320,000	324,402
2.125% 5/15/25	2,500,000	2,549,642
2.25% 11/15/25	3,500,000	3,592,470
1.625% 5/15/26	2,500,000	2,472,521
1.5% 8/15/26	3,850,000	3,771,199
2.0% 11/15/26	1,650,000	1,667,476
2.25% 2/15/27	1,875,000	1,925,814
2.375% 5/15/27	2,000,000	2,072,493
3.5% 2/15/39	2,100,000	2,514,964
2.5% 5/15/46	5,850,000	5,967,530
Total U.S. Treasury (Cost $25,267,324)		26,858,511

Common Stocks - 0.2%

Redwood Trust, Inc. (Cost $192,471)	14,850	245,619

Cash Equivalents - 3.5%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(a)	3,829,291	3,829,291
Total Cash Equivalents (Cost $3,829,291)		3,829,291
Total Investments in Securities (Cost $105,823,384)		108,870,587
Other Assets Less Other Liabilities - 0.5%		587,981
Net Assets - 100%		109,458,568
Net Asset Value Per Share - Investor Class		10.54
Net Asset Value Per Share - Institutional Class		10.54

(a) Rate presented represents the annualized 7-day yield at December 31, 2019.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
December 31, 2019

Corporate Bonds - 19.6%	$ Principal
	Amount	$ Value
American Tower Corp. 2.25% 1/15/22	5,000,000	5,015,843

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	4,294,000	4,448,062

Bank of America Corp. 2.25% 4/21/20	12,000,000	12,011,875

Berkshire Hathaway Inc. Finance Corp.
2.3295% 1/10/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,000,960
4.25% 1/15/21	4,200,000	4,306,050

Boston Properties LP 3.125% 9/01/23	9,560,000	9,865,630

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	902,531

Capital One Financial Corp. 2.5% 5/12/20	5,000,000	5,006,852

Capital One N.A. 2.65% 8/08/22	2,000,000	2,029,788

Carlisle Companies Inc. 3.5% 12/01/24	500,000	519,255

CenturyLink, Inc.
5.625% 4/01/20	750,000	755,580
6.75% 12/01/21 (Qwest Corp.)	1,150,000	1,237,719

Colfax Corp. 6.0% 2/15/24(b)	1,000,000	1,064,585

Computer Sciences Corp. 4.45% 9/15/22	325,000	341,480

Cox Communications, Inc. 3.25% 12/15/22(b)	5,000,000	5,143,671

Discovery, Inc.
2.8% 6/15/20	2,036,000	2,041,419
2.95% 3/20/23	4,338,000	4,421,196

EQT Corp. 3.0% 10/01/22	1,680,000	1,650,787

Equifax Inc. 2.3% 6/01/21	2,900,000	2,908,875

First Republic Bank 2.5% 6/06/22	4,200,000	4,240,756

FLIR Systems, Inc. 3.125% 6/15/21	4,971,000	5,011,465

General Electric Co.
5.5% 1/08/20	850,000	850,310
4.65% 10/17/21	1,236,000	1,288,637

General Motors Financial Company, Inc. 3.55% 4/09/21	1,250,000	1,273,833

Goldman Sachs Group, Inc.
3.094% 4/23/20 Floating Rate (Qtrly LIBOR + 116)	5,479,000	5,491,588
2.6% 12/27/20	1,500,000	1,503,263

JPMorgan Chase & Co.
2.435% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	1,850,000	1,850,665
3.375% 5/01/23	3,956,000	4,111,282

Kinder Morgan, Inc. 3.95% 9/01/22	2,000,000	2,084,201

Markel Corp. 4.9% 7/01/22	3,850,000	4,095,468

MetLife Global Funding I 2.4% 6/17/22(b)	1,000,000	1,010,376

MPLX LP 6.25% 10/15/22(b)	210,000	214,158

	$ Principal
	Amount	$ Value
NGL Energy Partners LP 7.5% 11/01/23	2,750,000	2,767,105

Occidental Petroleum Corp. 2.6% 8/13/21	1,000,000	1,007,537

QVC, Inc. 4.375% 3/15/23	3,000,000	3,096,724

RELX plc 3.5% 3/16/23	1,800,000	1,871,623

Silversea Cruise Holding Ltd. 7.25% 2/01/25(b) (c)	3,545,000	3,759,171

Simon Property Group, LP 2.75% 2/01/23	1,593,000	1,624,727

Sprint Spectrum Co. LLC 3.36% 3/20/23(b) (d)	2,078,125	2,099,218

U.S. Bancorp
2.35% 1/29/21	14,000,000	14,077,930
2.4% 7/30/24	500,000	506,693

Wells Fargo & Co.
4.6% 4/01/21	5,745,000	5,932,664
2.1% 7/26/21	10,100,000	10,116,974
3.5% 3/08/22	7,900,000	8,160,011
Total Corporate Bonds (Cost $157,387,484)		158,718,537

Corporate Convertible Bonds - 2.4%

Redwood Trust, Inc.
4.75% 8/15/23	10,000,000	10,269,532
5.625% 7/15/24	6,300,000	6,433,660
5.75% 10/01/25(b)	3,000,000	3,078,564
Total Corporate Convertible Bonds (Cost $19,260,459)		19,781,756

Asset-Backed Securities - 23.7%

American Credit Acceptance Receivables Trust (ACAR)(b)
2019-2 CL A — 2.85% 7/12/22	555,505	556,663
2019-4 CL A — 2.18% 2/13/23	3,091,442	3,091,425
2019-4 CL B — 2.43% 10/12/23	2,500,000	2,499,309

ARI Fleet Lease Trust (ARIFL)(b)
2018-B CL A2 — 3.22% 8/16/27	829,813	837,189

Ascentium Equipment Receivables Trust (ACER)(b)
2018-1A CL A2 — 2.92% 12/10/20	699,349	699,913
2016-2A CL E — 6.79% 10/10/24	1,600,000	1,624,330

Avant Loans Funding Trust (AVNT)(b)
2019-B CL A — 2.72% 10/15/26	1,247,678	1,248,959

BCC Funding XVI LLC (BCCFC)(b)
2019-1A CL A2 — 2.46% 8/20/24	4,500,000	4,491,618

Carvana Auto Receivables Trust (CRVNA)(b)
2019-2A CL A2 — 2.6% 1/18/22	4,800,382	4,807,710
2019-1A CL B — 3.29% 8/15/23	5,000,000	5,064,487
2019-1A CL C — 3.5% 2/15/24	300,000	305,340

Chesapeake Funding II LLC (CFII)(b)
2017-3A CL D - 3.38% 8/15/29	385,000	387,272

	$ Principal
	Amount	$ Value
Commercial Credit Group Receivables Trust (CCG)(b)
2017-1 CL B — 2.75% 11/14/23	1,580,000	1,581,817
2019-1 CL B — 3.22% 9/14/26	250,000	254,965
2019-2 CL A2 — 2.11% 3/15/27	2,500,000	2,499,598

Conn Funding II, LP (CONN)(b)
2018-A CL A — 3.25% 1/15/23	347,957	349,248
2019-A CL A — 3.4% 10/16/23	457,301	460,915
2019-B CL A — 2.66% 6/17/24	1,379,768	1,382,137

Dell Equipment Finance Trust (DEFT)(b)
2017-1 CL C — 2.95% 4/22/22	827,049	827,683
2017-2 CL C — 2.73% 10/24/22	2,579,000	2,588,613
2019-1 CL C — 3.14% 3/22/24	2,750,000	2,790,878

Drive Auto Receivables Trust (DRIVE)
2019-4 CL A2A — 2.32% 6/15/22	2,000,000	2,002,180
2017-1 CL D — 3.84% 3/15/23	6,000,000	6,061,246

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	1,399,517	1,406,030
2019-3A CL B — 2.6% 5/15/23	2,600,000	2,608,906
2019-4A CL A — 2.17% 5/15/23	1,721,437	1,722,300

Enterprise Fleet Financing LLC (EFF)(b)
2019-2 CL A1 — 2.26663% 8/20/20	1,026,508	1,026,722
2017-2 CL A3 — 2.22% 1/20/23	800,000	801,109
2019-2 CL A2 — 2.29% 2/20/25	2,600,000	2,609,046

Exeter Automobile Receivables Trust (EART)(b)
2018-3A CL A — 2.9% 1/18/22	79,734	79,754
2016-2A CL C — 5.96% 2/15/22	2,429,221	2,443,703
2019-3A CL A — 2.59% 9/15/22	1,341,609	1,344,122

First Investors Auto Owners Trust (FIAOT)(b)
2016-2A CL B — 2.21% 7/15/22	658,157	657,773
2019-2A CL A — 2.21% 9/16/24	2,334,920	2,334,547

Foundation Finance Trust (FFIN)(b)
2019-1A CL A — 3.86% 11/15/34	3,243,072	3,294,278

Foursight Capital Automobile Receivables Trust (FCRT)(b)
2017-1 CL B — 3.05% 12/15/22	1,090,000	1,095,408

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	214,861	215,364
2018-3A CL A — 3.35% 8/15/22	498,152	500,288
2019-2A CL A — 3.06% 4/17/23	1,502,651	1,510,734
2019-3A CL A — 2.58% 7/17/23	2,071,940	2,075,411
2019-4A CL A — 2.47% 11/15/23	3,377,697	3,382,476

Hertz Fleet Lease Funding LP (HFLF)(b)
2018-1 CL A1 — 2.21513% 5/10/32
Floating Rate (Mthly LIBOR + 50)	3,283,031	3,285,677
2018-1 CL A2 — 3.23% 5/10/32	1,559,440	1,570,347

Hewlett-Packard Financial Services Equipment Trust (HPEFS)(b)
2019-1A CL A2 — 2.19% 9/20/29	1,000,000	1,002,083
2019-1A CL D — 2.72% 9/20/29	1,000,000	1,000,758

Marlette Funding Trust (MFT)(b)
2017-2A CL B — 3.19% 7/15/24	53,673	53,683
2018-1A CL C — 3.69% 3/15/28	1,832,000	1,843,954
2018-2A CL A — 3.06% 7/17/28	353,740	353,964
2018-3A CL A — 3.2% 9/15/28	2,008,487	2,012,524
2018-4A CL A — 3.71% 12/15/28	1,146,614	1,155,025
2019-1A CL A — 3.44% 4/16/29	886,822	893,403
2019-2A CL A — 3.13% 7/16/29	1,726,173	1,737,532
2019-3A CL A — 2.69% 9/17/29	3,379,011	3,392,119
2019-4A CL A — 2.39% 12/17/29	3,261,369	3,264,319

	$ Principal
	Amount	$ Value
MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	2,054,186	2,049,480

Octane Receivables Trust (OCTL)(b)
2019-1A CL A — 3.16% 9/20/23	5,000,000	4,997,539

OneMain Direct Auto Receivables Trust (ODART)(b)
2017-2A CL B — 2.55% 11/14/23	7,000,000	7,005,064
2017-2A CL C — 2.82% 7/15/24	900,000	902,112
2017-2A CL D — 3.42% 10/15/24	500,000	503,250

OneMain Financial Issuance Trust (OMFIT)(b)
2018-1A CL B — 3.61% 3/14/29	1,500,000	1,518,351

Pawnee Equipment Receivables LLC (PWNE)(b)
2019-1 CL A2 — 2.29% 10/15/24	9,500,000	9,473,432

Prestige Auto Receivables Trust (PART)(b)
2018-1A CL A2 — 2.97% 12/15/21	1,033,338	1,034,314

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-1A CL A — 3.54% 4/15/25	299,065	300,141
2019-1A CL B — 4.03% 4/15/25	4,000,000	4,041,201
2019-3A CL A — 3.19% 7/15/25	2,901,427	2,916,497
2019-2A CL A — 3.2% 9/15/25	669,028	671,305

Securitized Term Auto Receivables Trust (SSTRT)(b) (c)
2019-CRTA CL B — 2.453% 3/25/26	1,855,392	1,852,797
2019-CRTA CL C — 2.849% 3/25/26	1,391,544	1,389,631

Sierra Timeshare Receivables Funding LLC (SRFC)(b)
2019-2A CL A — 2.59% 5/20/36	1,597,285	1,599,238
2019-2A CL B — 2.82% 5/20/36	199,661	199,799

Social Professional Loan Program LLC (SOFI)(b)
2018-A CL A2A — 2.39% 2/25/42	1,494,055	1,497,203
2019-B CL A1FX — 2.78% 8/17/48	3,980,558	4,000,194

SoFi Consumer Loan Program LLC (SCLP)(b)
2016-2 CL A — 3.09% 10/27/25	885,062	888,289
2016-3 CL A — 3.05% 12/26/25	196,358	196,705
2017-1 CL A — 3.28% 1/26/26	219,717	220,418
2019-2 CL A — 3.01% 4/25/28	1,680,590	1,693,422
2019-3 CL A — 2.9% 5/25/28	4,718,672	4,748,905
2019-4 CL A — 2.45% 8/25/28	2,156,887	2,160,543

Upgrade Receivables Trust (UPGR)(b)
2018-1A CL A — 3.76% 11/15/24	224,801	225,305
2019-1A CL A — 3.48% 3/15/25	580,960	583,226
2019-1A CL B — 4.09% 3/15/25	6,800,000	6,850,538

Upstart Securitization Trust (UPST)(b)
2017-1 CL C — 6.35% 6/20/24	2,508,946	2,532,971
2017-2 CL B — 3.748% 3/20/25	461,194	461,956
2017-2 CL C — 5.59% 3/20/25	2,500,000	2,546,810
2018-1 CL C — 4.997% 8/20/25	4,983,148	5,028,652
2019-1 CL A — 3.45% 4/20/26	656,028	657,805
2019-3 CL A — 2.684% 1/21/30	5,000,000	4,999,298

Verizon Owner Trust (VZOT)(b)
2018-1A CL A1A — 2.82% 9/20/22	10,500,000	10,567,771

Westlake Automobile Receivables Trust (WLAKE)(b)
2018-3A CL A2A — 2.98% 1/18/22	1,139,920	1,141,941

World Omni Select Auto Trust (WOSAT)
2019-A CL A2A — 2.06% 8/15/23	3,750,000	3,753,651
Total Asset-Backed Securities (Cost $191,747,021)		192,296,608

Commercial Mortgage-Backed Securities - 4.5%	$ Principal
	Amount	$ Value
BDS Ltd. (BDS)(b)
2018-FL1 CL B — 2.98738% 1/15/35
Floating Rate (Mthly LIBOR + 125)	957,157	956,920

BXMT Ltd. (BXMT)(b) (c)
2017-FL1 CL A — 2.60738% 6/15/35
Floating Rate (Mthly LIBOR + 87)	403,323	402,809

Exantas Capital Corp. Ltd. (XAN)(b) (c)
2018-RS06 CL D — 4.23738% 6/15/35
Floating Rate (Mthly LIBOR + 250)	6,000,000	6,011,547
2019-RS07 CL A — 2.73738% 4/15/36
Floating Rate (Mthly LIBOR + 100)	4,198,583	4,201,033

GPMT Ltd. (GPMT)(b) (c)
2018-FL1 CL C — 3.91463% 11/19/35
Floating Rate (Mthly LIBOR + 215)	7,300,000	7,309,125
2018-FL1 CL D — 4.71463% 11/21/35
Floating Rate (Mthly LIBOR + 295)	4,500,000	4,505,625

Hilton USA Trust (HILT)(b)
2016-SFP CL E — 5.519097% 11/05/35	4,300,000	4,319,729

PFP Ltd. (PFP)(b) (c)
2019-5 CL B — 3.38975% 4/14/36
Floating Rate (Mthly LIBOR + 165)	2,500,000	2,503,125
2019-5 CL C — 3.73975% 4/14/36
Floating Rate (Mthly LIBOR + 200)	500,000	501,010

ReadyCap Commercial Mortgage Trust (RCMT)(b)
2018-FL2 CL C — 3.692% 6/25/35
Floating Rate (Mthly LIBOR + 190)	750,000	749,068
2018-FL2 CL D — 4.492% 6/25/35
Floating Rate (Mthly LIBOR + 270)	2,650,000	2,650,095

RETL (RETL)(b)
2019-RVP CL C — 3.83975% 3/15/36
Floating Rate (Mthly LIBOR + 210)	2,750,000	2,760,395

VMC Finance LLC (VMC)(b)
2018-FL1 CL A — 2.55738% 3/15/35
Floating Rate (Mthly LIBOR + 82)	40,374	40,298
Total Commercial Mortgage-Backed Securities (Cost $37,008,869)		36,910,779

Mortgage-Backed Securities - 21.5%

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 3/15/25	1,038,303	1,073,472
4107 CL LW — 1.75% 8/15/27	3,920,515	3,762,730
4281 CL AG — 2.5% 12/15/28	772,635	771,365
4107 CL LA — 2.5% 5/15/31	6,957,627	7,018,759
3003 CL LD — 5.0% 12/15/34	915,778	1,018,782
2952 CL PA — 5.0% 2/15/35	395,065	422,673
3620 CL PA — 4.5% 12/15/39	858,978	913,623
3842 CL PH — 4.0% 4/15/41	966,255	1,036,744
		16,018,148
Pass-Through Securities
G18190 — 5.5% 6/01/22	8,610	8,866
G13300 — 4.5% 5/01/23	62,134	64,719
G18296 — 4.5% 2/01/24	172,333	179,811
G18306 — 4.5% 4/01/24	362,184	377,883
G13517 — 4.0% 5/01/24	257,985	269,206
G18308 — 4.0% 5/01/24	371,154	387,283
E02804 — 3.0% 12/01/25	1,638,180	1,681,898
J13949 — 3.5% 12/01/25	2,483,217	2,574,586

	$ Principal
	Amount	$ Value
J14649 — 3.5% 4/01/26	1,989,384	2,062,416
E02948 — 3.5% 7/01/26	4,233,821	4,389,959
J16663 — 3.5% 9/01/26	4,223,801	4,380,507
E03033 — 3.0% 2/01/27	2,521,442	2,588,904
E03048 — 3.0% 2/01/27	4,795,538	4,923,910
ZS8692 — 2.5% 4/01/33	2,024,884	2,047,584
G01818 — 5.0% 5/01/35	1,108,565	1,224,020
		27,161,552
		43,179,700
Federal National Mortgage Association
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 10/25/24	163,951	165,165
2010-54 CL WA — 3.75% 6/25/25	420,845	427,419
		592,584
Pass-Through Securities
MA0464 — 3.5% 6/01/20	87,582	90,725
357985 — 4.5% 9/01/20	5,630	5,811
888595 — 5.0% 1/01/22	28,526	29,477
888439 — 5.5% 6/01/22	37,800	38,611
AR8198 — 2.5% 3/01/23	2,210,639	2,229,548
MA1502 — 2.5% 7/01/23	1,903,551	1,919,844
995960 — 5.0% 12/01/23	145,086	150,344
AD0629 — 5.0% 2/01/24	161,738	167,556
930667 — 4.5% 3/01/24	280,769	292,197
890112 — 4.0% 4/01/24	229,385	239,296
995693 — 4.5% 4/01/24	332,040	345,904
AA4315 — 4.0% 4/01/24	483,288	504,207
AA5510 — 4.0% 4/01/24	119,837	125,020
MA0043 — 4.0% 4/01/24	177,670	185,294
995692 — 4.5% 5/01/24	286,100	298,344
995755 — 4.5% 5/01/24	433,156	451,704
931739 — 4.0% 8/01/24	133,508	139,314
AD7073 — 4.0% 6/01/25	436,142	454,985
AE0031 — 5.0% 6/01/25	318,068	330,666
AL0471 — 5.5% 7/01/25	751,526	783,528
310139 — 3.5% 11/01/25	2,948,366	3,054,874
AB1769 — 3.0% 11/01/25	1,470,139	1,516,702
AH3429 — 3.5% 1/01/26	7,612,716	7,888,712
AB2251 — 3.0% 2/01/26	1,792,425	1,850,779
AB3902 — 3.0% 11/01/26	1,211,086	1,242,814
AB4482 — 3.0% 2/01/27	2,809,971	2,883,626
AK3264 — 3.0% 2/01/27	3,070,050	3,150,493
AL1366 — 2.5% 2/01/27	2,238,363	2,267,504
MA3189 — 2.5% 11/01/27	2,143,445	2,162,119
MA3791 — 2.5% 9/01/29	4,597,989	4,660,896
BM5708 — 3.0% 12/01/29	2,948,838	3,021,752
MA0587 — 4.0% 12/01/30	3,373,238	3,592,977
555531 — 5.5% 6/01/33	2,209,543	2,465,741
MA3540 — 3.5% 12/01/33	3,933,685	4,075,178
725232 — 5.0% 3/01/34	201,868	222,600
995112 — 5.5% 7/01/36	957,728	1,078,149
		53,917,291
		54,509,875
Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 12/20/26	5,373,811	5,531,982

Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)(b) (f)
2019-3 CL A1 — 2.724% 11/25/59	3,920,967	3,929,557

Citigroup Mortgage Loan Trust, Inc. (CMLTI)(b) (e)
2014-A CL A — 4.0% 1/25/35	959,192	994,094

COLT Funding LLC (COLT)(b) (e)
2019-4 CL A1 — 2.579% 11/25/49	4,736,352	4,738,348

	$ Principal
	Amount
	or Shares	$ Value
Deephaven Residential Mortgage Trust (DRMT)(b) (e)
2018-4A CL A1 — 4.08% 10/25/58	2,944,400	2,982,967
2019-3A CL A1 — 2.964% 7/25/59	3,790,825	3,810,690
2019-4A CL A1 — 2.791% 10/25/59	1,464,972	1,468,718

Flagstar Mortgage Trust (FSMT)(b) (e)
2017-1 CL 2A2 — 3.0% 3/25/47	2,364,708	2,407,897

J.P. Morgan Mortgage Trust (JPMMT)(b) (e)
2014-2 CL 2A2 — 3.5% 6/25/29	2,259,060	2,292,972
2014-5 CL A1 — 2.97956% 10/25/29	5,122,942	5,161,061
2016-3 CL 2A1 — 3.0% 10/25/46	2,194,322	2,232,456
2017-3 CL 2A2 — 2.5% 8/25/47	9,484,635	9,467,961
2018-6 CL 2A2 — 3.0% 12/25/48	3,435,399	3,480,413

Sequoia Mortgage Trust (SEMT)(e)
2012-4 CL A1 — 3.5% 9/25/42	1,895,105	1,915,930
2013-4 CL A3 — 1.55% 4/25/43	5,196,093	5,080,750
2017-CH1 CL A11 — 3.5% 8/25/47(b)	1,792,872	1,801,746
2018-CH2 CL A12 — 4.0% 6/25/48(b)	3,222,328	3,251,735
2018-CH4 CL A10 — 4.5% 10/25/48(b)	4,714,536	4,731,110
2019-CH2 CL A1 — 4.5% 8/25/49(b)	1,332,457	1,355,210
2019-CH3 CL A10 — 4.0% 9/25/49(b)	3,591,396	3,661,763
2019-4 CL A4 — 3.5% 11/25/49(b)	2,639,201	2,679,676
2019-5 CL A4 — 3.5% 12/25/49(b)	3,486,881	3,554,831
		70,999,885
Total Mortgage-Backed Securities (Cost $171,243,436)		174,221,442

Taxable Municipal Bonds - 0.2%

Kansas Development Finance Authority Revenue, Series 2015H
2.608% 4/15/20	500,000	501,100
2.927% 4/15/21	750,000	760,088
Total Taxable Municipal Bonds (Cost $1,250,000)		1,261,188

U.S. Treasury - 25.5%

U.S. Treasury Notes

1.625% 3/15/20	6,000,000	5,999,652
1.375% 8/31/20	10,000,000	9,983,657
2.125% 8/31/20	15,000,000	15,046,387
2.75% 9/30/20	15,000,000	15,121,314
1.625% 10/15/20	15,000,000	14,998,796
2.0% 11/30/20	19,000,000	19,062,030
1.125% 2/28/21	15,000,000	14,912,078
2.25% 3/31/21	12,000,000	12,092,820
1.375% 4/30/21	10,000,000	9,969,346
2.625% 6/15/21	10,000,000	10,144,973
1.125% 7/31/21	15,000,000	14,888,037
2.0% 7/31/22	17,000,000	17,170,754
2.0% 2/15/23	7,500,000	7,585,310
1.5% 2/28/23	25,000,000	24,902,606
2.0% 5/31/24	15,000,000	15,196,799
Total U.S. Treasury (Cost $205,840,009)		207,074,559

Common Stocks - 0.6%

Redwood Trust, Inc. (Cost $2,767,259)	285,000	4,713,900

Cash Equivalents - 1.8%
	Shares	$ Value
State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(a)	14,542,559	14,542,559
Total Cash Equivalents (Cost $14,542,559)		14,542,559
Total Investments in Securities (Cost $801,047,096)		809,521,328
Other Assets Less Other Liabilities - 0.2%		1,749,609
Net Assets - 100%		811,270,937
Net Asset Value Per Share - Investor Class		12.26
Net Asset Value Per Share - Institutional Class		12.28

(a) Rate presented represents the annualized 7-day yield at December 31, 2019.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Foreign domiciled entity
(d) Annual sinking fund
(e) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(f) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Coupon rate presented represents the rate at December 31, 2019.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
December 31, 2019

Corporate Bonds - 1.6%	$ Principal
	Amount	$ Value
Discovery, Inc. 2.8% 6/15/20 (Cost $1,002,907)	1,000,000	1,002,662

Asset-Backed Securities - 14.2%

American Credit Acceptance Receivables Trust (ACAR)(b)
2019-2 CL A — 2.85% 7/12/22	277,752	278,332

ARI Fleet Lease Trust (ARIFL)(b)
2018-A CL A2 — 2.55% 10/15/26	694,061	694,829

Ascentium Equipment Receivables Trust (ACER)(b)
2016-2A CL D — 4.2% 9/12/22	268,000	269,256

CarMax Auto Owner Trust (CARMX)
2018-1 CL A2B — 1.88975% 5/17/21
Floating Rate (Mthly LIBOR + 15)	16,488	16,489

Commercial Credit Group Receivables Trust (CCG)(b)
2017-1 CL B - 2.75% 11/14/23	900,000	901,035

DT Auto Owner Trust (DTAOT)(b)
2016-4A CL D — 3.77% 10/17/22	821,458	825,281
2019-4A CL A — 2.17% 5/15/23	482,002	482,244

Enterprise Fleet Financing LLC (EFF)(b)
2017-1 CL A3 — 2.6% 7/20/22	760,000	761,690

Exeter Automobile Receivables Trust (EART)(b)
2018-3A CL A — 2.9% 1/18/22	19,934	19,938

GLS Auto Receivables Trust (GCAR)(b)
2018-1A CL A — 2.82% 7/15/22	465,572	466,663
2019-3A CL A — 2.58% 7/17/23	207,194	207,541

Marlette Funding Trust (MFT)(b)
2017-3A CL B — 3.01% 12/15/24	173,177	173,225
2018-3A CL A — 3.2% 9/15/28	110,356	110,578
2019-2A CL A — 3.13% 7/16/29	345,235	347,506

MMAF Equipment Finance LLC (MMAF)(b)
2016-AA CL A4 — 1.76% 1/17/23	270,087	269,469

Prosper Marketplace Issuance Trust (PMIT)(b)
2019-3A CL A — 3.19% 7/15/25	341,344	343,117
2019-2A CL A — 3.2% 9/15/25	267,611	268,522

Social Professional Loan Program LLC (SOFI)(b)
2018-A CL A2A — 2.39% 2/25/42	475,110	476,111

Upgrade Receivables Trust (UPGR)(b)
2018-1A CL A — 3.76% 11/15/24	151,741	152,081
2019-1A CL A — 3.48% 3/15/25	193,653	194,409

Upstart Securitization Trust (UPST)(b)
2017-2 CL B — 3.748% 3/20/25	57,649	57,745

Verizon Owner Trust (VZOT)(b)
2016-2A CL B — 2.15% 5/20/21	992,000	992,013
2018-1A CL A1A — 2.82% 9/20/22	650,000	654,195
Total Asset-Backed Securities (Cost $8,946,375)		8,962,269

	$ Principal
U.S. Treasury - 82.5%	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.375% 1/15/20	11,000,000	10,998,930
1.25% 1/31/20	2,000,000	1,999,373
1.5% 4/15/20	2,000,000	1,999,510
2.375% 4/30/20	20,000,000	20,049,092
2.5% 6/30/20	2,000,000	2,008,536
1.375% 8/31/20	12,000,000	11,980,389
1.625% 11/30/20	3,000,000	2,999,364
Total U.S. Treasury (Cost $51,977,691)		52,035,194

Cash Equivalents - 1.4%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(a)	841,751	841,751
Total Cash Equivalents (Cost $841,751)		841,751
Total Investments in Securities (Cost $62,768,724)		62,841,876
Other Assets Less Other Liabilities - 0.3%		210,601
Net Assets - 100%		63,052,477
Net Asset Value Per Share		10.00

(a) Rate presented represents the annualized 7-day yield at December 31, 2019.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
December 31, 2019

Municipal Bonds - 95.5%
	% of Net	$ Principal
	Assets	Amount	$ Value
California	0.7
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	237,206

Colorado	0.3
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	108,686

Nebraska	92.8
Blair, Water System Revenue, Series 2016, AMT,
2.65%, 12/15/24		100,000	100,651
2.85%, 12/15/25		100,000	100,862
3.0%, 12/15/26		100,000	100,780
3.1%, 12/15/27		100,000	100,608
3.2%, 12/15/28		100,000	100,640

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016, 3.0%, 12/15/24		250,000	270,397

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	378,592
2.2%, 12/15/26		250,000	253,010

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	400,064

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	116,436
4.0%, 12/15/27		100,000	116,244

Dawson Public Power District, Electric System Revenue,
Refunding, Series 2016A
2.0%, 6/15/26		170,000	170,347
2.1%, 6/15/27		105,000	105,120
Series 2016B
2.5%, 6/15/28		135,000	135,774
3.0%, 6/15/29		245,000	248,484
3.0%, 6/15/30		355,000	359,626

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25,
Pre-Refunded 7/01/20 @ 100		400,000	408,812

Douglas County, General Obligation,
Omaha Public School District 0001, Series 2016,
5.0%, 12/15/29		350,000	428,249
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22		250,000	258,892

Douglas County, Hospital Authority #2, Revenue,
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26		500,000	566,900
Refunding, Nebraska Medicine, Series 2016, 4.0%, 5/15/32		700,000	773,906

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, Series 2015
5.0%, 11/01/20		100,000	102,875
5.0%, 11/01/21		100,000	106,491
5.0%, 11/01/22		250,000	274,997

	$ Principal
	Amount	$ Value
Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	379,631

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue, Series 2016, 3.0%, 12/01/25	500,000	547,360

Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012,
2.5%, 4/01/21	425,000	431,587

Lincoln, Electric System Revenue, Refunding,
Series 2012, 5.0%, 9/01/28	1,000,000	1,097,230

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	109,179
5.0%, 5/15/23	135,000	152,487

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26, Pre-Refunded 12/15/21 @ 100	300,000	322,812

Madison County, Hospital Authority #1, Revenue, Refunding,
Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	497,738
5.0%, 7/01/23	250,000	276,477

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	503,415

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2012 Series A, 5.0%, 4/01/29	300,000	322,749
2016 Series A
5.0%, 4/01/21	250,000	261,662
5.0%, 4/01/27	350,000	428,032

Nebraska, Certificates of Participation,
Series 2015C, 1.7%, 9/15/20	200,000	200,088
Series 2017B, 1.35%, 7/15/20	785,000	785,251
Series 2018A, 2.1%, 7/15/21	860,000	871,197

Nebraska Educational, Health, Cultural, and Social Services
Finance Authority, Revenue, Refunding, Immanuel Retirement
Communities Obligated Group, Series 2019A, 4.0%, 1/01/34	110,000	121,735

Nebraska Investment Finance Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	101,397
2019 Series A, 2.05%, 9/01/24	120,000	122,928

Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	514,100
5.0%, 1/01/21	500,000	519,030
2015 Series A-2
5.0%, 1/01/24	225,000	241,747
5.0%, 1/01/24, Pre-Refunded 1/01/22 @ 100	25,000	26,893
2016 Series C, 5.0%, 1/01/35	480,000	564,941

Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	849,382

	$ Principal
	Amount	$ Value
North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	252,123

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	787,843

Omaha, General Obligation, Refunding,
Series 2012B, 3.0%, 11/15/24	400,000	419,060
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	315,000	335,305
4.0%, 4/15/23	185,000	202,002

Omaha Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%, 6/01/28	585,000	668,708
Series 2010, 4.125%, 6/01/29	650,000	657,254
Refunding, Series 2019C, 4.0%, 4/01/33	340,000	394,053

Omaha Public Power District, Electric System Revenue,
2015 Series A, 2.85%, 2/01/27	500,000	527,495

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	305,118
4.0%, 4/01/31	350,000	395,805
Series 2014, 5.0%, 11/15/22	200,000	221,878

Omaha, Special Tax Revenue Redevelopment,
Series 2019A, 4.0%, 1/15/33	260,000	299,473

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	435,842

Papillion-La Vista, General Obligation, Sarpy County
School District #27, Refunding, Series 2017A
2.05%, 12/01/24	150,000	152,747
2.2%, 12/01/25	150,000	152,990
2.3%, 12/01/26	275,000	280,044

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding,
Series 2015
2.0%, 12/15/20	100,000	100,335
2.25%, 12/15/21	100,000	100,366
4.0%, 12/15/24, Pre-Refunded 6/15/20 @ 100	100,000	101,311
4.0%, 12/15/25, Pre-Refunded 6/15/20 @ 100	100,000	101,311
Series 2017, 5.0%, 12/15/26, Pre-Refunded 6/15/22 @ 100	185,000	202,392

Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A, 5.0%, 1/01/28	200,000	231,992

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017, 5.0%, 12/15/29	550,000	687,242

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	502,570

Seward County, Limited Tax General Obligation, Refunding,
Series 2019, 3.0%, 12/15/30	605,000	632,987

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20		280,000	280,062
2.25%, 6/01/21		250,000	250,080

Southeast Community College Area, Certificates of Participation,
Series 2018, 3.0%, 12/15/22		400,000	421,024

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20		400,000	399,848

University of Nebraska, Facilities Corp., Revenue, Refunding,
Health Center and College of Nursing Projects, Series 2016,
5.0%, 7/15/29		380,000	462,760

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017,
Escrowed to Maturity
3.0%, 7/01/25		100,000	109,042
2.5%, 7/01/26		210,000	224,832
3.0%, 7/01/27		100,000	111,195
Refunding, Lincoln Student Fees and Facilities
	Series 2012, 5.0%, 7/01/23, Pre-Refunded 7/01/22 @ 100	250,000	273,925
Refunding, Omaha Student Housing Project,
	Series 2017A, 5.0%, 5/15/30, Pre-Refunded 11/15/27 @ 100	100,000	126,641

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25		245,000	263,480
4.0%, 12/15/27		395,000	422,930

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28		700,000	757,897

Washington County, General Obligation, Refunding, Blair Community
School District 0001, Series 2015, 2.5%, 12/15/24		305,000	307,495
			29,787,262
Texas	0.9
Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	304,610

Washington	0.8
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	240,938
Total Municipal Bonds (Cost $29,970,015)			30,678,702

Cash Equivalents - 3.9%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.53%(a)		1,245,808	1,245,808
Total Cash Equivalents (Cost $1,245,808)			1,245,808
Total Investments in Securities (Cost $31,215,823)			31,924,510
Other Asset Less Other Liabilities - 0.6%			189,641
Net Assets - 100%			32,114,151
Net Asset Value Per Share			10.07

(a) Rate presented represents the annualized 7-day yield at December 31, 2019.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
●
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

●
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

●	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
●
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

●	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
●	Money market funds are valued at the quoted net asset value.
●
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third-party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions

Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At December 31, 2019, the cost of investments and gross unrealized appreciation and depreciation of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax Cost	476,279,705	360,477,782	257,461,391	147,907,733	116,820,076	105,823,384	801,047,096	62,768,724	31,215,823

Appreciation	371,230,170	249,162,194	331,309,175	101,615,049	26,466,977	3,088,702	9,163,578	74,535	709,243
Depreciation	-	(6,107,895)	(42,797,937)	(691,697)	(86,497)	(41,499)	(689,346)	(1,383)	(556)
Net	371,230,170	243,054,299	288,511,238	100,923,352	26,380,480	3,047,203	8,474,232	73,152	708,687
(4)	Option Transactions
There are no derivative positions open at December 31, 2019.
(5)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2019	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2019	Value Dec. 31, 2019
Intelligent Systems Corp.	2,270,000	-	389,095	1,880,905	$75,123,346
(6)	Concentration of Credit Risk
Approximately 93% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(7)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
●	Level 1 – quoted prices in active markets for identical securities;
●	Level 2 – other significant observable inputs (including quoted prices for similar securities);
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
●
Equity securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

●
Corporate and Municipal bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

●
Asset-backed securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values are categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

●
U.S. Government securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

●
U.S. agency securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

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Restricted and/or illiquid securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.

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Derivative instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of December 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	814,742,490	-	-	814,742,490
Cash Equivalents	32,767,385	-	-	32,767,385
Total Investments in Securities	847,509,875	-	-	847,509,875

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	586,647,639	-	-	586,647,639
Cash Equivalents	16,884,442	-	-	16,884,442
Total Investments in Securities	603,532,081	-	-	603,532,081

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	635,758,706	20,250,000	-	656,008,706
Warrants	-	562,500	-	562,500
Cash Equivalents	18,039,673	-	-	18,039,673
Total Investments in Securities	653,798,379	20,812,500	-	674,610,879
Liabilities:
Securities Sold Short	(128,638,250)	-	-	(128,638,250)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Communication Services	60,919,650	13,693,500	-	74,613,150
Other	157,014,045	6,750,000	-	163,764,045
Warrants	-	187,500	-	187,500
Cash Equivalents	10,266,390	-	-	10,266,390
Total Investments in Securities	228,200,085	20,631,000	-	248,831,085

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	58,824,026	-	-	58,824,026
Corporate Bonds	-	13,585,394	-	13,585,394
Asset-Backed Securities	-	6,531,482	-	6,531,482
Mortgage-Backed Securities	-	6,525,214	-	6,525,214
U.S. Treasury	-	50,769,045	-	50,769,045
Cash Equivalents	6,965,395	-	-	6,965,395
Total Investments in Securities	65,789,421	77,411,135	-	143,200,556

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	27,292,151	-	27,292,151
Corporate Convertible Bonds	-	1,587,379	-	1,587,379
Asset-Backed Securities	-	32,815,522	-	32,815,522
Commercial Mortgage-Backed Securities	-	10,941,547	-	10,941,547
Mortgage-Backed Securities	-	4,898,819	-	4,898,819
Taxable Municipal Bonds	-	401,748	-	401,748
U.S. Treasury	-	26,858,511	-	26,858,511
Common Stocks	245,619	-	-	245,619
Cash Equivalents	3,829,291	-	-	3,829,291
Total Investments in Securities	4,074,910	104,795,677	-	108,870,587

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	158,718,537	-	158,718,537
Corporate Convertible Bonds	-	19,781,756	-	19,781,756
Asset-Backed Securities	-	192,296,608	-	192,296,608
Commercial Mortgage-Backed Securities	-	36,910,779	-	36,910,779
Mortgage-Backed Securities	-	174,221,442	-	174,221,442
Taxable Municipal Bonds	-	1,261,188	-	1,261,188
U.S. Treasury	-	207,074,559	-	207,074,559
Common Stocks	4,713,900	-	-	4,713,900
Cash Equivalents	14,542,559	-	-	14,542,559
Total Investments in Securities	19,256,459	790,264,869	-	809,521,328

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	1,002,662	-	1,002,662
Asset-Backed Securities	-	8,962,269	-	8,962,269
U.S. Treasury	-	52,035,194	-	52,035,194
Cash Equivalents	841,751	-	-	841,751
Total Investments in Securities	841,751	62,000,125	-	62,841,876

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	30,678,702	-	30,678,702
Cash Equivalents	1,245,808	-	-	1,245,808
Total Investments in Securities	1,245,808	30,678,702	-	31,924,510

During the three months ended December 31, 2019, there were no transfers into or out of Level 3.
During the three months ended December 31, 2019, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.